Document And Entity Information	Aug. 06, 2026
Document Information [Line Items]
Entity, Registrant Name	Trump Media & Technology Group Corp.
Document, Type	8-K
Document, Period End Date	Aug. 06, 2026
Entity, Incorporation, State or Country Code	FL
Entity, File Number	001-40779
Entity, Tax Identification Number	85-4293042
Entity, Address, Address Line One	401 N. Cattlemen Rd., Ste. 200
Entity, Address, City or Town	Sarasota
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	34232
City Area Code	941
Local Phone Number	735-7346
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001849635
CommonStockParValue00001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	DJT
Nasdaq Custom [Member]
Document Information [Line Items]
Security Exchange Name	NASDAQ
NewYorkStockExchange Custom [Member]
Document Information [Line Items]
Security Exchange Name	NYSE
RedeemableWarrantsEachWholeWarrantExercisableForOneShareCommonStockAtAnExercisePriceOf1150 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share common stock at an exercise price of $11.50
Trading Symbol	DJTWW